Note 11 - Disclosures about Fair Value of Assets and Liabilities (Detail) - Fair Value of Assets Measured on Non-Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Assets fair value	$ 10,557	$ 11,243
Impaired Loans [Member]
Assets fair value	10,557	11,243
Foreclosed Assets Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Assets fair value	3,883	3,626
Foreclosed Assets Held for Sale [Member]
Assets fair value	$ 3,883	$ 3,626